SCHEDULE OF VARIABLE INTEREST ENTITY (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Trading Activity, Gains and Losses, Net [Line Items]
Total current assets	$ 941,436		$ 941,436		$ 2,028,534	$ 3,912,122
Current liabilities	(968,329)		(968,329)		(1,229,295)	(1,312,841)
Net deficit	743,761		743,761		1,541,941	3,312,972
Cash	653,754		653,754		1,438,430	2,597,848
Prepaid taxes	91,968		91,968		339,367	636,218
Prepayment and deposits	122,938		122,938		191,100	295,517
Other payables and accrued liabilities	475,667		475,667		713,277	858,355
Total current liabilities	968,329		968,329		1,229,295	1,312,841
Operating revenues	303,935	$ 396,707	684,703	$ 805,667	1,856,564	1,016,962
Gross profit	196,004	287,324	448,414	622,853	1,190,522	719,629
Loss from operations	(359,533)	(306,183)	(813,417)	(578,415)	(1,533,266)	(1,858,568)
Net loss	(374,686)	(414,900)	(800,526)	(713,997)	(1,686,899)	(2,524,244)
Variable Income Interest Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total current assets	2,817		2,817		3,350	18,850
Current liabilities	(41,057)		(41,057)		(43,512)	(51,272)
Net deficit	(38,240)		(38,240)		(40,162)	(32,422)
Cash	1,146		1,146		1,609	17,493
Prepaid taxes	1,643		1,643		1,741	1,357
Prepayment and deposits	28		28
Accounts payable – intercompany	40,029		40,029		42,422	49,724
Other payables and accrued liabilities	1,028		1,028		1,090
Total current liabilities	41,057		41,057		43,512	51,272
Operating revenues
Gross profit
Loss from operations	(81)	1,723	(359)	(3,219)	(9,432)	(21,966)
Net loss	$ (81)	$ 1,723	$ (359)	$ (3,219)	(9,432)	(27,966)
Other payables and accrued liabilities					$ 1,090	$ 1,548